Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	13. Subsequent Events: The Company evaluated subsequent events up to March 29, 2019 and assessed that there are no subsequent events that should be disclosed.